Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Related Party Transactions

18.  Related Party Transactions

Transactions with the Company’s representative director

Mr. Eguchi is the guarantor with respect to some of the Company’s borrowings. See Note 6, Borrowings for more detail.

Transactions with the Company’s director

Akira Nojima, Parent’s independent director, is the sole owner of Kabushiki Kaisha No Track.

As of December 31, 2024 and 2023, the outstanding accrued expenses to Kabushiki Kaisha No Track are nil. The Company paid annual consulting fees of nil, ¥150 thousand and ¥600 thousand (included in selling, general and administrative expenses), respectively, to Kabushiki Kaisha No Track, in the years ended December 31, 2024, 2023 and 2022.

Tomoya Ogawa, Parent's independent director and the shareholder of the Company (holds 0.36%, 0.58% and 0.58% of common stock as of December 31, 2024, 2023 and 2022, respectively), is the sole owner of Kabushiki Kaisha LTW.

As of December 31, 2024 and 2023, the outstanding accrued expenses to Kabushiki Kaisha LTW are nil. The Company paid consulting fees of nil, ¥1,200 thousand and ¥3,000 thousand (included in selling, general and administrative expenses) to Kabushiki Kaisha LTW, in the years ended December 31, 2024, 2023 and 2022, respectively.

Kazuyoshi Takahashi, the representative director of ZACC and the shareholder of the parent is the guarantor with respect to some of the Company’s borrowings. See Note 6, “Borrowings” for more detail.

Transactions with the Company’s corporate auditor

Osamu Sato, Parent's corporate auditor and the shareholder of Parent (holds 0.22%, 0.36% and 0.36% of common stock as of December 31, 2024, 2023 and 2022), is a part-time employee of Ebis 20 Co., Ltd.

As of December 31, 2024 and 2023, the outstanding accrued expenses to Ebis 20 Co., Ltd were nil. The Company paid annual consulting fees of nil, ¥400 thousand and ¥1,200 thousand (included in selling, general and administrative expenses), respectively, to Ebis 20 Co., Ltd in the years ended December 31, 2024, 2023 and 2022.

Transactions with Senior Executives in Subsidiary

On December 11, 2024, Issei Homan, Chief Technology Officer of MEDIROM MOTHER Labs Inc. (“Mother Labs”), a subsidiary of MEDIROM, and Yasuhiro Hayami, Chief Business Officer of Mother Labs, invested ¥45,000 thousand and ¥5,040 thousand, respectively, in Mother Labs’ Series A financing.

On June 30, 2024, the Company entered into a salon purchase agreement with Issei Homan and the Company purchased a salon for ¥22,800 thousand.

Transactions with COZY LLC

On January 20, 2023, the Company’s CEO and major shareholder Koji Eguchi’s 100% funded joint venture COZY LLC (“COZY”) implemented a stock repurchase program based on the US SEC Rule 10b5-1 through a US investment bank. Under this plan, COZY can purchase up to 50 million yen of the company’s American Depositary Shares (ADS). This plan was approved by the Company’s board of directors on January 18, 2023. During the period from January to March 2023, COZY has repurchased the Company’s 22,543 shares.